Transactions with Related Parties (Table)	12 Months Ended
Dec. 31, 2020
Transactions with Related Parties
Schedule of Aggregate loan transactions
	2020	2019

Balance, beginning of year	$9,127,542	$6,730,842
Loans - new Directors	9,769,951	0
New loans to existing Principal Officers/Directors	3,330,226	4,491,524
Repayment	(5,453,184)	(2,094,824)
Balance, end of year	$16,774,535	$9,127,542